Consolidated Statement of Stockholders' Equity - USD ($)	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Noncontrolling Interest	Total
Beginning balance, shares	8,139,263
Beginning balance, value at Dec. 31, 2016	$ 814	$ 4,129,454	$ 0	$ (2,674,795)	$ 0	$ 1,455,473
Repurchase of shares, value			(88,000)			(88,000)
Options issued for the purchase of fixed assets		26,532				26,532
Net income (loss)				(847,860)		(847,860)
Ending balance, shares at Dec. 31, 2017	8,139,263
Ending balance, value at Dec. 31, 2017	$ 814	4,155,986	(88,000)	(3,522,655)	0	546,145
Beginning balance, shares	8,139,263
Beginning balance, shares	8,131,028
Repurchase and cancellation of shares, shares	(8,235)
Repurchase and cancellation of shares, value	$ (1)	(111,999)	88,000			(24,000)
Net income (loss)				71,006		71,006
Ending balance, shares at Mar. 31, 2018	8,131,028
Beginning balance, shares	8,160,715
Beginning balance, value at Dec. 31, 2017	$ 814	4,155,986	(88,000)	(3,522,655)	0	546,145
Repurchase and cancellation of shares, shares	(8,798)
Repurchase and cancellation of shares, value	$ (1)	(119,999)	88,000			(32,000)
Stock issued for cash, shares	25,000
Stock issued for cash, value	$ 2	24,997				25,000
Stock issued for settlement of accrued expenses, shares	5,250
Stock issued for settlement of accrued expenses, value		23,100				23,100
Options issued for debt settlement and services		312,489				312,489
Beneficial conversion feature		2,956,704				2,956,704
Stock option issued for services		1,492,499				1,492,499
Warrants issued services		1,300,126				1,300,126
Noncontrolling interest granted on Photo File acquisision					2,750,000	2,750,000
Net income (loss)				(493,975)	659,159	165,184
Ending balance, shares at Dec. 31, 2018	8,160,715
Ending balance, value at Dec. 31, 2018	$ 816	10,145,902	$ 0	(4,016,630)	3,409,159	9,539,247
Beginning balance, shares	8,131,028
Beginning balance, shares	8,160,715
Beginning balance, shares	8,160,715
Beneficial conversion feature		572,924				572,924
Stock option issued for services		297,800				297,800
Warrants issued services		$ 312,000				312,000
Net income (loss)				$ (3,593,178)	$ (89,975)	(3,683,153)
Ending balance, shares at Mar. 31, 2019	8,160,715
Ending balance, value at Mar. 31, 2019						$ 3,698,492
Beginning balance, shares	8,160,715